     As filed with the Securities and Exchange Commission on July 16, 2009

                                                 File Nos. 333-97085; 811-08475

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


     Registration Statement Under The Securities Act of 1933                         [X]
                          Pre-Effective Amendment No.                                [_]
                          Post-Effective Amendment No. 24                            [X]

  Registration Statement Under the Investment Company Act of 1940                    [X]
                        Amendment No. 104                                            [X]


                Genworth Life of New York VA Separate Account 1
                          (Exact Name of Registrant)

                  Genworth Life Insurance Company of New York
                              (Name of Depositor)

             666 Third Avenue, 9th Floor, New York, New York 10017 (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, Including Area Code)

                              Heather Harker, Esq
                 Vice President and Associate General Counsel
                  Genworth Life Insurance Company of New York
                             6610 W. Broad Street
                           Richmond, Virginia 23230
               (Name and Complete Address of Agent for Service)

          -----------------------------------------------------------

Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to the Registration Statement.

It is proposed that this filing will become effective:


[X] immediately upon filing pursuant to paragraph (b) of Rule 485;

[_] on (date) pursuant to paragraph (b) of Rule 485;


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485;

[_] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Variable Deferred Annuity Contracts.

================================================================================

                       SUPPLEMENT DATED JULY 16, 2009 TO

                       PROSPECTUS DATED MAY 1, 2009 FOR


         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

The following provision is added in the "Additional Information" section of the prospectus:

   Exemption to File Periodic Reports

   The Company does not intend to file periodic reports required under the Securities Exchange Act of 1934 in reliance on the exemption provided by Rule 12h-7 thereunder.

The prospectus is revised accordingly.


19779NY SUPPA 07/16/09

   Part A and Part B of Post-Effective Amendment No. 23 to the Registration Statement, which was filed with the Securities and Exchange Commission on April 27, 2009, and the forms of prospectus and Statement of Additional Information filed thereafter pursuant to Rule 497 under the Securities Act of 1933, are incorporated by reference into this Post-Effective Amendment No. 24 to the Registration Statement.


                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits

 (1)(a) Resolution of Board of Directors of GE Capital Life Assurance Company of New York ("GE Capital Life") authorizing the establishment of the GE Capital Life Separate Account II (the "Separate Account").
             Previously filed on September 10, 1997 with initial filing to Form
             N-4 for GE Capital Life Separate Account II, Registration No.
             333-39955.

 (1)(b)      Resolution of the Board of Directors of GE Capital Life Assurance
             Company of New York authorizing the change in name of GE Capital Life
             Assurance Company of New York to Genworth Life Insurance Company of
             New York. Previously filed on January 3, 2006 with Post-Effective
             Amendment No. 10 to Form N-4 for Genworth Life of New York VA
             Separate Account 1, Registration No. 333-97085.

 (1)(c)      Resolution of the Board of Directors of GE Capital Life Assurance
             Company of New York authorizing the change in name GE Capital Life
             Separate Account II to Genworth Life of New York VA Separate Account
             1. Previously filed on January 3, 2006 with Post-Effective Amendment
             No. 10 to Form N-4 for Genworth Life of New York VA Separate Account
             1, Registration No. 333-97085.

 (2)         Not Applicable.

 (3)         Underwriting Agreement between GE Capital Life and Capital Brokerage
             Corporation. Previously filed on May 13, 1998 with Pre-Effective
             Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II,
             Registration No. 333-39955.

    (i)      Dealer Sales Agreement. Previously filed on May 13, 1998 with
             Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
             Separate Account II, Registration No. 333-39955.

 (4)         Form of Contract. Previously filed on December 19, 2002 with
             Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
             Separate Account II, Registration No. 333-97085.

 (4)(a)      Payment Protection Rider. Previously filed on May 17, 2005 with
             Post-Effective Amendment No. 8 to Form N-4 for GE Capital Life
             Separate Account II, Registration No. 333-97085.

 (4)(b)(i)   Guaranteed Minimum Withdrawal Benefit for Life Rider Option.
             Previously filed on September 1, 2006 with Post-Effective Amendment
             No. 13 to Form N-4 for Genworth Life of New York VA Separate Account
             1, Registration No. 333-97085.

 (4)(b)(ii) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on April 25, 2007 with Post-Effective Amendment No. 16 to Form
             N-4 for Genworth Life of New York VA Separate Account 1, Registration
             No. 333-97085.

 (4)(b)(iii) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
             filed on November 27, 2007 with Post-Effective Amendment No. 19 to
             Form N-4 for Genworth Life of New York VA Separate Account 1,
             Registration No. 333-97085.

 (4)(b)(iv) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on August 26, 2008 with Post-Effective Amendment No. 21 to Form
             N-4 for Genworth Life of New York VA Separate Account 1, Registration
             No. 333-97085.

 (4)(c)      [Reserved.]

 (4)(d)    Payment Protection Variable Annuity Rider. Previously filed on
           October 20, 2006 with Post-Effective Amendment No. 14 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration No.
           333-97085.

 (5)       Form of Application. Previously filed on October 20, 2006 with
           Post-Effective Amendment No. 14 to Form N-4 for Genworth Life of New
           York VA Separate Account 1, Registration No. 333-97085.

 (6)(a)    Amended and Restated Articles of Incorporation of Genworth Life
           Insurance Company of New York. Previously filed on January 3, 2006 with Post-Effective Amendment No. 10 to Form N-4 for Genworth Life of
           New York VA Separate Account 1, Registration No. 333-97085.

    (b) By-Laws of Genworth Life Insurance Company of New York. Previously filed on January 3, 2006 with Post-Effective Amendment No. 10 to Form
           N-4 for Genworth Life of New York VA Separate Account 1, Registration
           No. 333-97085.

 (7)       Reinsurance Agreements. Previously filed on April 30, 2004 with
           Post-Effective Amendment No. 4 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-97085.

 (7)(a)    Reinsurance Agreement. Filed herewith.

 (8)(a) Fund Participation Agreement between Genworth Life Insurance Company of New York and Federated Insurance Series. Previously filed on April
           25, 2007 with Post-Effective Amendment No. 16 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration No.
           333-97085.

    (b)    Participation Agreement between GE Investments Funds, Inc. Genworth
           Life Insurance Company of New York. Previously filed on September 1,
           2006 with Post-Effective Amendment No. 13 to Form N-4 for Genworth
           Life of New York VA Separate Account 1, Registration No. 333-97085.

    (c)    Participation Agreement between Janus Aspen Series and GE Capital
           Life. Previously filed with Post-Effective Amendment No. 19 to Form
           N-4 for GE Capital Life Separate Account II, Registration
           No. 333-47016.

    (d)    Form of Participation Agreement regarding Oppenheimer Variable
           Account Funds. Previously filed on December 7, 2000 with
           Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-47016.

    (e)(1) Amended and Restated Fund Participation Agreement among Variable
           Insurance Products Funds, Fidelity Distributors Corporation and
           Genworth Life Insurance Company of New York. Previously filed on
           April 29, 2008 with Post-Effective Amendment No. 20 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-97085.

    (e)(2) First Amendment to Amended and Restated Fund Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors
           Corporation and Genworth Life Insurance Company of New York.
           Previously filed on April 29, 2008 with Post-Effective Amendment
           No. 20 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-97085.

    (g)    [Reserved.]

    (h)(1) Form of Participation Agreement between AIM Variable Insurance Series and GE Capital Life Assurance Company of New York. Previously filed with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-47016.

    (h)(2) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and AIM Variable Insurance Funds.
           Previously filed on April 25, 2007 with Post-Effective Amendment No.
           16 to Form N-4 for Genworth Life of New York VA Separate Account 1,
           Registration No. 333-97085.

    (i)(1) Form of Participation Agreement between Alliance Variable Series and
           GE Capital Life Assurance Company of New York. Previously filed with
           Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-47016.

    (i)(2) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and AllianceBernstein Variable Products
           Series Fund, Inc. Previously filed on April 25, 2007 with
           Post-Effective Amendment No. 16 to Form N-4 for Genworth Life of New
           York VA Separate Account 1, Registration No. 333-97085.

    (j)(1) Form of Participation Agreement between MFS Variable Insurance Trust and GE Capital Life Assurance Company of New York. Previously filed with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-47016.

    (j)(2) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and MFS Variable Insurance Trust.
           Previously filed on April 25, 2007 with Post-Effective Amendment No.
           16 to Form N-4 for Genworth Life of New York VA Separate Account 1,
           Registration No. 333-97085.

    (k)(1) Form of Participation Agreement between PIMCO Variable Insurance
           Trust and GE Capital Life Assurance Company of New York. Previously filed with Post-Effective Amendment No. 19 to Form N-4 for GE Capital
           Life Separate Account II, Registration No. 333-47016.

    (k)(2) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and PIMCO Variable Insurance Trust.
           Previously filed on April 25, 2007 with Post-Effective Amendment No.
           16 to Form N-4 for Genworth Life of New York VA Separate Account 1,
           Registration No. 333-97085.

    (l)    Form of Participation Agreement between Rydex Variable Trust and GE
           Capital Life Assurance Company of New York. Previously filed with
           Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-47016.

    (m)(1) Form of Participation Agreement between Eaton Vance and GE Capital
           Life Assurance Company of New York. Previously filed on December 19,
           2002 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital
           Life Separate Account II, Registration No. 333-97085.

    (m)(2) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and Eaton Vance Variable Trust.
           Previously filed on April 25, 2007 with Post-Effective Amendment No.
           16 to Form N-4 for Genworth Life of New York VA Separate Account 1,
           Registration No. 333-97085.

    (n) Fund Participation Agreement between Genworth Life Insurance Company of New York and Van Kampen Life Investment Trust. Previously filed on
           April 25, 2007 with Post-Effective Amendment No. 16 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration No.
           333-97085.

    (o)    Form of Participation Agreement between Nations Separate Account
           Trust and GE Capital Life Assurance Company of New York. Previously filed on April 30, 2004 with Post-Effective Amendment No. 4 to Form
           N-4 for GE Capital Life Separate Account II, Registration No.
           333-97085.

    (p)(1) Form of Participation Agreement between Merrill Lynch Variable Series
           Funds, Inc. and GE Capital Life Assurance Company of New York.
           Previously filed with Post-Effective Amendment No. 19 to Form N-4 for
           GE Capital Life Separate Account II, Registration No. 333-47016.

    (p)(2) First Amendment to the Participation Agreement between BlackRock
           Variable Series Funds, Inc., BlackRock Distributors, Inc. and
           Genworth Life Insurance Company of New York. Previously filed on
           April 29, 2008 with Post-Effective Amendment No. 20 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-97085.

    (q) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Capital Life Assurance Company of New York. Previously filed on November 5, 2004 with Post-Effective Amendment No. 6 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-97085.

    (r) Amended and Restated Fund Participation Agreement between Franklin
        Templeton Variable Insurance Products Trust, Franklin/Templeton
        Distributors, Inc., Genworth Life Insurance Company of New York and
        Capital Brokerage Corporation. Previously filed on April 24, 2006 with Post-Effective Amendment No. 12 to Form N-4 for Genworth Life of
        New York VA Separate Account 1, Registration No. 333-97085.

    (s) Form of Fund Participation Agreement between Genworth Life Insurance
        Company of New York and American Century Variable Portfolios II, Inc.
        Previously filed with Post-Effective Amendment No. 19 to Form N-4 for
        Genworth Life of New York VA Separate Account 1, Registration No.
        333-97085.

    (t) Form of Fund Participation Agreement between Genworth Life Insurance
        Company of New York and Goldman Sachs Variable Insurance Trust.
        Previously filed with Post-Effective Amendment No. 19 to Form N-4 for
        Genworth Life of New York VA Separate Account 1, Registration No.
        333-97085.

    (u) Fund Participation Agreement between Genworth Life Insurance Company of New York and Legg Mason Partners Variable Equity Trust. Previously filed on April 25, 2007 with Post-Effective Amendment No. 16 to Form
        N-4 for Genworth Life of New York VA Separate Account 1, Registration
        No. 333-97085.

    (v) Fund Participation Agreement between Genworth Life Insurance Company of New York and The Prudential Series Fund. Previously filed on April
        25, 2007 with Post-Effective Amendment No. 16 to Form N-4 for
        Genworth Life of New York VA Separate Account 1, Registration No.
        333-97085.

    (w) Fund Participation Agreement between Genworth Life Insurance Company of New York and The Universal Institutional Funds, Inc. Previously filed on April 25, 2007 with Post-Effective Amendment No. 16 to Form
        N-4 for Genworth Life of New York VA Separate Account 1, Registration
        No. 333-97085.

    (x) [Reserved.]

    (y) Form of Fund Participation Agreement between American Century
        Investment Services, Inc. and Genworth Life Insurance Company of New
        York regarding American Century Variable Portfolios II, Inc.
        Previously filed with Post-Effective Amendment No. 19 to Form N-4 for
        GE Capital Life Separate Account II, Registration No. 333-97085.

    (z) Fund Participation Agreement between Genworth Life and Annuity
        Insurance Company, Genworth Variable Insurance Trust and Genworth
        Financial Wealth Management, Inc. Previously filed on April 27, 2009 with Post-Effective Amendment No. 23 to Form N-4 for Genworth Life of
        New York VA Separate Account 1, Registration No. 333-97085.

 (9)    Opinion and Consent of Heather C. Harker, Counsel for Genworth Life
        Insurance Company of New York. Previously filed on April 27, 2009 with Post-Effective Amendment No. 23 to Form N-4 for Genworth Life of
        New York VA Separate Account 1, Registration No. 333-97085.

(10) Consent of Independent Registered Public Accounting Firm. Previously filed on April 27, 2009 with Post-Effective Amendment No. 23 to Form
        N-4 for Genworth Life of New York VA Separate Account 1, Registration
        No. 333-97085.

(11)    Not Applicable.

(12)    Not Applicable.

(13)    Not Applicable.

(14)    Power of Attorney. Previously filed on April 27, 2009 with
        Post-Effective Amendment No. 23 to Form N-4 for Genworth Life of New
        York VA Separate Account 1, Registration No. 333-97085.


Item 25.  Directors and Officers of the Depositor

          Name                         Address                       Position with Company
          ----                         -------                       ---------------------
David J. Sloane.......... 666 Third Avenue, 9th Floor        Director, Chairperson of the Board,
                          New York, New York 10017           President and Chief Executive Officer
Marshal S. Belkin........ 345 Kear Street Yorktown Heights,  Director
                          New York 10598

          Name                        Address                        Position with Company
          ----                        -------                         ---------------------
Ward E. Bobitz........... 6620 West Broad Street           Director, Vice President and Assistant
                          Richmond, Virginia 23230         Secretary
Richard I. Byer.......... 11 Westwind Road                 Director
                          Yonkers, New York 10710
Paul A. Haley............ 6610 West Broad Street           Director, Senior Vice President and Chief
                          Richmond, Virginia 23230         Actuary
Jerry S. Handler......... 151 West 40th Street             Director
                          New York, New York 10018
Pamela S. Schutz......... 6610 West Broad Street           Director and Executive Vice President
                          Richmond, Virginia 23230
Geoffrey S. Stiff........ 6610 West Broad Street           Director and Senior Vice President
                          Richmond, Virginia 23230
Thomas M. Stinson........ 6630 West Broad Street           Director and President, Long Term Care
                          Richmond, Virginia 23230         Division
Terrence O. Jones........ 7 Times Square Tower Suite 1906  Director
                          New York, New York 10036
Kelly L. Groh............ 6610 West Broad Street           Director, Senior Vice President and Chief
                          Richmond, Virginia 23230         Financial Officer
Alexandra Duran.......... 150 E. 85th Street               Director
                          New York, New York 10028
Harry D. Dunn............ 700 Main St.                     Director and Vice President
                          Lynchburg, Virginia 24504
James J. Buddle.......... 704 Green View Lane              Director
                          Doylestown, PA 18901
John G. Apostle, II...... 6620 West Broad Street           Vice President and Chief Compliance
                          Richmond, Virginia 23230         Officer
Thomas E. Duffy.......... 6610 West Broad Street           Senior Vice President, General Counsel and
                          Richmond, Virginia 23230         Secretary
Ronald P. Joelson........ 3001 Summer Street               Senior Vice President and Chief Investment
                          2nd Floor                        Officer
                          Stamford, Connecticut 06905
John Connolly............ 6620 West Broad Street           Senior Vice President, Long Term Care
                          Richmond, Virginia 23230         Division
Elena K. Edwards......... 700 Main Street                  Senior Vice President
                          Lynchburg, Virginia 24504
Christopher J. Grady..... 6610 West Broad Street           Senior Vice President
                          Richmond, Virginia 23230
Patrick B. Kelleher...... 6620 West Broad Street           Senior Vice President
                          Richmond, Virginia 23230
Scott J. McKay........... 6620 West Broad Street           Senior Vice President
                          Richmond, Virginia 23230
Leon E. Roday............ 6620 West Broad Street           Senior Vice President
                          Richmond, Virginia 23230
James H. Reinhart........ 6610 West Broad Street           Senior Vice President
                          Richmond, Virginia 23230
Heather C. Harker........ 6610 West Broad Street           Vice President and Associate General
                          Richmond, Virginia 23230         Counsel
Jac J. Amerell........... 6610 West Broad Street           Vice President and Controller
                          Richmond, Virginia 23230
Gary T. Prizzia.......... 6620 West Broad Street           Treasurer
                          Richmond, Virginia 23230
Matthew P. Sharpe........ 6610 West Broad Street           Vice President
                          Richmond, Virginia 23230
Michael P. Cogswell...... 6610 West Broad Street           Vice President
                          Richmond, Virginia 23230

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                  [FLOW CHART]



Item 27.  Number of Contractowners


   There were 1,224 owners of Qualified Contracts and 986 owners of Non-Qualified Contracts as of March 4, 2009.


Item 28. Indemnification

   (a) Article VII of the By-Laws of Genworth Life Insurance Company of New York provides that:

      1. To the fullest extent allowed under New York Law, including New York Business Corporation Law, the Company shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Company) by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interest of the Company, and with respect to any criminal action, had no reasonable cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had any reasonable cause to believe his conduct unlawful.

      2. To the fullest extent allowed under New York Law, including New York Business Corporation law, the Company shall indemnify each director, officer or employee of the Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith for a purpose which he reasonably believed to be in the best interests of the Company.

      3. Notice to the Superintendent of Insurance for the State of New York of any payment of indemnification, advancement or allowance under Subsections 1 and 2 above shall be made at least thirty (30) days prior thereto in accordance with the requirements of Section 1216 of New York Insurance Law.

      4. For the purposes of this section, the Company shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the Company also imposes duties on, or-otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interests of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the Company.

      5. Any indemnification under Subsections 1 and 2 (unless ordered by a court) shall be made by the Company only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Subsections 1 and 2. Such determination shall be made:

          a. by the Board of Directors of the Company by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding; or

          b. if such quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, (1) by the Board upon the opinion of independent legal counsel in a written opinion; or, (2) by the Stockholders of the Company.

      6. Expenses (including attorney's fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Company in advance of the final disposition of such action, suit, or proceeding as authorized in the manner provided in Subsection 3 upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Company in case the person receiving the advancement or allowance is ultimately found not to be entitled to indemnification, or when indemnification is granted to the extent such advances exceed the indemnification to which he is entitled.

      7. The Company shall have the power to the fullest extent allowed under New York Law, including New York Business Corporation law, to indemnify any person referred to in this Section.

      8. Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Company and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

      9. The foregoing rights and indemnification shall not be exclusive of any other rights and indemnifications to which the directors, officers and employees of the Company may be entitled according to law.

      10. Provisions of Article VII as set forth above shall constitute a contract between the Company and the directors.

   Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise under circumstances where the burden of proof set forth in Section 11(b) of the Act has not been sustained, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

Item 29.  Principal Underwriter

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity contracts and flexible premium single life and joint and last survivor variable life insurance policies issued through Genworth Life of New York VA Separate Account 1, Genworth Life of New York VA Separate Account 2 and Genworth Life of New York VL Separate Account 1.

   (b)

         Name                   Address             Positions and Offices with Underwriter
         ----                    -------            --------------------------------------
Christopher J. Grady... 6610 W. Broad St.         Director, President and Chief Executive
                        Richmond, VA 23230        Officer
Geoffrey S. Stiff...... 6610 W. Broad St.         Director and Senior Vice President
                        Richmond, VA 23230
John G. Apostle, II.... 6620 W. Broad St.         Director
                        Richmond, VA 23230
Patrick B. Kelleher.... 6610 W. Broad St.         Senior Vice President
                        Richmond, VA 23230
Edward J. Wiles, Jr.... 3001 Summer St.,          Senior Vice President
                        2nd Floor
                        Stamford, CT 06905
Scott E. Wolfe......... 6620 W. Broad Street      Senior Vice President and Chief Compliance
                        Richmond, VA 23230        Officer
Kelly L. Groh.......... 6610 W. Broad Street      Chief Financial Officer
                        Richmond, Virginia 23230
James H. Reinhart...... 6610 W. Broad St.         Vice President
                        Richmond, VA 23230
Michele L. Trampe...... 6610 W. Broad St.         Vice President and Controller
                        Richmond, VA 23230
Gary T. Prizzia........ 6620 W. Broad Street      Treasurer
                        Richmond, VA 23230
Bonnie C. Turner....... 6610 W. Broad St.         Financial & Operations Principal
                        Richmond, VA 23230

   (c)

                                          (2)
                                    Net Underwriting       (3)            (4)
                                     Discounts and     Compensation    Brokerage      (5)
(1) Name of Principal Underwriter     Commissions     on Redemption   Commissions Compensation
---------------------------------   ----------------   -------------  ----------- ------------
Capital Brokerage Corporation...... Not Applicable    Not Applicable     10.0%    $14.5 million

Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life Insurance Company of New York at its Service Center at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   Not Applicable.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life Insurance Company of New York at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   (d) Genworth Life Insurance Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life Insurance Company of New York.

  SECTION 403(b) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life Insurance Company of New York represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 16th day of July, 2009.


                                   GENWORTH LIFE OF NEW YORK VA SEPARATE
                                   ACCOUNT 1
                                     (Registrant)

                                   By:         /s/  MICHAEL P. COGSWELL
                                        ---------------------------------------
                                                  Michael P. Cogswell
                                                    Vice President

                                        GENWORTH LIFE INSURANCE COMPANY OF
                                        NEW YORK
                                        (Depositor)

                                   By:         /s/  MICHAEL P. COGSWELL
                                        ---------------------------------------
                                                  Michael P. Cogswell
                                                    Vice President

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


        Signature                         Title                      Date
        ---------                         -----                       ----

  /s/  DAVID J. SLOANE*   Director, Chairperson of the Board,    July 16, 2009
 ------------------------   President and Chief Executive
     David J. Sloane        Officer

 /s/  MARSHAL S. BELKIN*  Director                               July 16, 2009
 ------------------------
    Marshal S. Belkin

  /s/  WARD E. BOBITZ*    Director, Vice President and           July 16, 2009
 ------------------------   Assistant Secretary
     Ward E. Bobitz

  /s/  RICHARD I. BYER*   Director                               July 16, 2009
 ------------------------
     Richard I. Byer

   /s/  PAUL A. HALEY*    Director, Senior Vice President and    July 16, 2009
 ------------------------   Chief Actuary
      Paul A. Haley

 /s/  JERRY S. HANDLER*   Director                               July 16, 2009
 ------------------------
    Jerry S. Handler

  /s/  ALEXANDRA DURAN*   Director                               July 16, 2009
 ------------------------
     Alexandra Duran

            Signature                     Title                  Date
            ---------                     -----                   ----

     /s/  PAMELA S. SCHUTZ*   Director and Executive Vice    July 16, 2009
     ------------------------   President
        Pamela S. Schutz

     /s/  GEOFFREY S. STIFF*  Director and Senior Vice       July 16, 2009
     ------------------------   President
        Geoffrey S. Stiff

     /s/  THOMAS M. STINSON*  Director and President, Long   July 16, 2009
     ------------------------   Term Care Division
        Thomas M. Stinson

       /S/  HARRY D. DUNN*    Director and Vice President    July 16, 2009
     ------------------------
          Harry D. Dunn

     /S/  TERRENCE O. JONES*  Director                       July 16, 2009
     ------------------------
        Terrence O. Jones

      /S/  JAMES J. BUDDLE*   Director                       July 16, 2009
     ------------------------
         James J. Buddle

       /S/  KELLY L. GROH*    Director, Senior Vice          July 16, 2009
     ------------------------   President and Chief
          Kelly L. Groh         Financial Officer

      /s/  JAC J. AMERELL*    Vice President and Controller  July 16, 2009
     ------------------------
         Jac J. Amerell



*By:  /s/  MICHAEL P. COGSWELL , pursuant to Power of         July 16, 2009
      ------------------------   Attorney executed on April
        Michael P. Cogswell      7, 2009.